Leases - Schedule of Supplemental Information Related To Operating Leases (Detail) $ in Millions	12 Months Ended
Dec. 31, 2021 USD ($)
Leases [Abstract]
Operating cash flows – cash paid	$ 373
New right-of-use assets	$ 91
Weighted-average remaining lease term	9 years
Weighted-average discount rate	4.50%